INTANGIBLE ASSETS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	$ 1,411
Acquisitions	61	$ 85	$ 19
Additions	68	72	55
Change for the year - amortisation	62	61	66
Carrying value, ending balance	1,371	1,411
Amortisation and impairment of acquired intangibles	140	178
Oasis
Disclosure of detailed information about intangible assets [line items]
Charge for the year – impairment	10	$ 32
Pre-tax discount rate		10.30%
Number of product-related intangible assets that have been impaired | item		2
Second product
Disclosure of detailed information about intangible assets [line items]
Carrying value, ending balance	$ 0
Coblation technology
Disclosure of detailed information about intangible assets [line items]
Reduction in the assumed growth from products resulting in no headroom (as a percent)	4.00%
Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	$ 2,600	$ 2,507
Exchange adjustment	61	(28)
Acquisitions	61	85
Additions	68	72
Disposals	(59)	(36)
Transfers	4
Carrying value, ending balance	2,735	2,600	2,507
Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	(1,189)	(1,005)
Exchange adjustment	(30)	19
Change for the year - amortisation	(192)	(191)
Charge for the year – impairment	(10)	(48)
Disposals	57	36
Carrying value, ending balance	(1,364)	(1,189)	(1,005)
Technology
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	265
Carrying value, ending balance	307	265
Amortisation and impairment of acquired intangibles	6	48
Technology | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	301	235
Exchange adjustment	10	(2)
Acquisitions	59	68
Disposals	(6)
Transfers	(6)
Carrying value, ending balance	358	301	235
Technology | Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	(36)	(21)
Exchange adjustment	(2)
Change for the year - amortisation	(6)	(15)
Disposals	(11)
Transfers	4
Carrying value, ending balance	(51)	(36)	(21)
Product- related
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	963
Carrying value, ending balance	861	963
Amortisation and impairment of acquired intangibles	124	126
Product- related | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	1,849	1,864
Exchange adjustment	38	(20)
Acquisitions	2	17
Additions	2	24
Disposals	(43)	(36)
Transfers	6
Carrying value, ending balance	1,854	1,849	1,864
Product- related | Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	(886)	(759)
Exchange adjustment	(21)	16
Change for the year - amortisation	(133)	(131)
Charge for the year – impairment	(10)	(48)
Disposals	61	36
Transfers	(4)
Carrying value, ending balance	(993)	(886)	(759)
Customer and distribution related
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	41
Carrying value, ending balance	27	41
Amortisation and impairment of acquired intangibles	10	4
Customer and distribution related | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	121	119
Exchange adjustment	1	2
Additions	3
Disposals	(5)
Carrying value, ending balance	120	121	119
Customer and distribution related | Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	(80)	(69)
Exchange adjustment	(1)	(1)
Change for the year - amortisation	(15)	(10)
Disposals	3
Carrying value, ending balance	(93)	(80)	(69)
Software
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	142
Carrying value, ending balance	176	142
Capital expenditure relating to software contracted but not provided		9
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	329	289
Exchange adjustment	12	(8)
Additions	63	48
Disposals	(5)
Transfers	4
Carrying value, ending balance	403	329	289
Software | Amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Carrying value, beginning balance	(187)	(156)
Exchange adjustment	(6)	4
Change for the year - amortisation	(38)	(35)
Disposals	4
Carrying value, ending balance	$ (227)	$ (187)	$ (156)
Minimium
Disclosure of detailed information about intangible assets [line items]
Useful Life	P3Y
Minimium | Coblation technology
Disclosure of detailed information about intangible assets [line items]
Assumed growth rate from products (as a percent)	4.00%
Maximum
Disclosure of detailed information about intangible assets [line items]
Useful Life	P20Y
Maximum | Coblation technology
Disclosure of detailed information about intangible assets [line items]
Assumed growth rate from products (as a percent)	5.00%